LOANS PAYABLE AND LONG TERM DEBT (Details 1) - Secured Debt [Member]	Mar. 31, 2016 USD ($)
2017	$ 342,945
2018	199,164
2019	174,229
2020	129,476
2021	17,958
Thereafter	0
Total Principal Payments	$ 863,772